Equity (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Schedule disclosing information related to movement in the share capital
(USD millions)	Jan 1, 2015	Movement in year	Dec 31, 2015	Movement in year	Dec 31, 2016	Movement in year	Dec 31, 2017

Share capital	1 001	– 10	991	– 19	972	– 3	969

Treasury shares	– 103	2	– 101	25	– 76	– 24	– 100

Outstanding share capital	898	– 8	890	6	896	– 27	869

Schedule disclosing information related to movement in the shares
		2017			2016			2015

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares	Total outstanding shares	Total Novartis shares	Total treasury shares	Total outstanding shares	Total Novartis shares	Total treasury shares	Total outstanding shares

Balance at beginning of year		2 627.1	– 253.0	2 374.1	2 677.0	– 303.1	2 373.9	2 706.2	– 307.6	2 398.6

Shares canceled for capital reduction [1]		– 10.3	10.3		– 49.9	49.9		– 29.2	29.2

Shares acquired to be held in Group Treasury [2]									– 9.6	– 9.6

Shares acquired to be canceled [3]			– 66.2	– 66.2		– 10.3	– 10.3		– 49.9	– 49.9

Other share purchases [4]			– 3.8	– 3.8		– 2.6	– 2.6		– 4.1	– 4.1

Exercise of options and employee transactions [5]	17.6		4.6	4.6		4.1	4.1		27.0	27.0

Equity-based compensation [5]			8.8	8.8		9.0	9.0		11.9	11.9

Total movements		– 10.3	– 46.3	– 56.6	– 49.9	50.1	0.2	– 29.2	4.5	– 24.7

Balance at end of year		2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1	2 677.0	– 303.1	2 373.9

[1] Novartis reduced its share capital by cancelling shares which were repurchased on the SIX Swiss Exchange second trading line during previous years.
[2] Shares repurchased on the SIX Swiss Exchange first trading line
[3] For 2017 and 2016, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM). For 2015, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2008 Annual General Meeting (AGM).

[4] Shares acquired from employees, which were previously granted to them under the respective programs
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

Schedule disclosing information related to Dividend
	2017	2016	2015

Dividend per share (in CHF)	2.75	2.70	2.60

Total dividend payment (in USD billion)	6.5	6.5	6.6

Schedule disclosing information related treasury shares movements
		2017		2016		2015

	Note	Number of outstanding shares (in millions)	Equity impact USDm	Number of outstanding shares (in millions)	Equity impact USDm	Number of outstanding shares (in millions)	Equity impact USDm

Shares acquired to be held in Group Treasury [1]						– 9.6	– 897

Shares acquired to be canceled [2]		– 66.2	– 5 270	– 10.3	– 784	– 49.9	– 4 805

Other share purchases [3]		– 3.8	– 304	– 2.6	– 208	– 4.1	– 417

Purchase of treasury shares		– 70.0	– 5 574	– 12.9	– 992	– 63.6	– 6 119

Exercise of options and employee transactions [4]	17.6	4.6	255	4.1	214	27.0	1 592

Equity-based compensation [5,6]		8.8	612	9.0	664	11.9	815

Total		– 56.6	– 4 707	0.2	– 114	– 24.7	– 3 712

[1] Shares repurchased on the SIX Swiss Exchange first trading line
[2] For 2017 and 2016, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM). For 2015, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2008 Annual General Meeting (AGM).

[3] Shares acquired from employees, which were previously granted to them under the respective programs
[4] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price reflecting the strike price of the options exercised.

[5] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax deductible amounts exceeding the expense recognized in the income statement are credited to equity.

[6] Included in 2017 is a USD 71 million impact related to the revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.